UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Black Horse Capital Management LLC
Address:          338 S. Sharon Amity Road, #202
                  Charlotte, North Carolina 28211


Form 13F File Number: 028-13532

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Dale Chappell
Title:            Managing Member
Phone:            212-332-1112

Signature, Place, and Date of Signing:

/s/ Dale Chappell            Charlotte, North Carolina     August 14, 2009
--------------------------   ------------------------      -----------------
      [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $138,561 (thousands)


List of Other Included Managers:

None.


FORM 13F INFORMATION TABLE                       Name of Reporting Manager:            Black Horse Capital Management LLC
For Quarter Ended: 6/30/2009

                                                                                                                 VOTING AUTHORITY
                               TITLE OF                        VALUE   SHARES/    SHR/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                 CLASS             CUSIP        (x$1000) PRN AMT    PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE

ALESCO FINL INC                COM               014485 10 6      91      115,392 SH          SOLE                 115,392
ANTIGENICS INC DEL             COM               037032 10 9     298      142,436 SH          SOLE                 142,436
ASPECT MED SYS INC             NOTE 2.500% 6/1   045235 AB 4     724    1,000,000 PRN         SOLE               1,000,000
ATLANTIC TELE NETWORK INC      COM NEW           049079 20 5   4,326      110,100 SH          SOLE                 110,100
BANK OF AMERICA CORPORATION    COM               060505 10 4   1,523      115,400 SH          SOLE                 115,400
BIOSPECIFICS TECHNOLOGIES CO   COM               090931 10 6     602       25,252 SH          SOLE                  25,252
BLOCKBUSTER INC                CL B              093679 20 7      61      156,100 SH          SOLE                 156,100
BORLAND SOFTWARE CORP          NOTE 2.750% 2/1   099849 AB 7   1,940    2,000,000 PRN         SOLE               2,000,000
BOSTON PRIVATE FINL HLDGS IN   NOTE 3.000% 7/1   101119 AC 9   2,797    2,800,000 PRN         SOLE               2,800,000
BUILD A BEAR WORKSHOP          COM               120076 10 4     139       31,054 SH          SOLE                  31,054
BUILDERS FIRSTSOURCE INC       COM               12008R 10 7     455      109,272 SH          SOLE                 109,272
CENTENNIAL COMMUNCTNS CORP N   CL A NEW          15133V 20 8   3,071      366,514 SH          SOLE                 366,514
COMMUNITY BANCORP NEV          COM               20343T 10 0     224      241,360 SH          SOLE                 241,360
CORUS BANKSHARES INC           COM               220873 10 3      62      220,004 SH          SOLE                 220,004
COVANTA HLDG CORP              COM               22282E 10 2   3,768      222,147 SH          SOLE                 222,147
COWEN GROUP INC                COM               223621 10 3     680       81,400 SH          SOLE                  81,400
CPEX PHARMACEUTICALS INC       COM               12620N 10 4   2,649      264,937 SH          SOLE                 264,937
CYPRESS BIOSCIENCES INC        COM PAR $.02      232674 50 7  10,256    1,088,745 SH          SOLE               1,088,745
GANDER MOUNTAIN CO             COM               36471P 10 8     526       87,683 SH          SOLE                  87,683
INTERNATIONAL GAME TECHNOLOG   DBCV 2.600%12/1   459902 AP 7   2,963    3,000,000 PRN         SOLE               3,000,000
LENNAR CORP                    CL B              526057 30 2     178       23,376 SH          SOLE                  23,376
MCCLATCHY CO                   CL A              579489 10 5      53      106,702 SH          SOLE                 106,702
NAUTILUS INC                   COM               63910B 10 2     132      116,844 SH          SOLE                 116,844
NEWCASTLE INVT CORP            COM               65105M 10 8     181      273,651 SH          SOLE                 273,651
NEXTEL COMMUNICATIONS INC      NOTE 5.250% 1/1   65332V AY 9   8,941    9,000,000 PRN         SOLE               9,000,000
NII HLDGS INC                  NOTE 2.750% 8/1   62913F AF 9   2,364    2,500,000 PRN         SOLE               2,500,000
ONCOGENEX PHARMACEUTICALS IN   COM               68230A 10 6   6,962      318,191 SH          SOLE                 318,191
OPENTV CORP                    CL A              G67543 10 1   6,635    4,988,923 SH          SOLE               4,988,923
PROVIDENT FINL HLDGS INC       COM               743868 10 1     830      149,773 SH          SOLE                 149,773
SEPRACOR INC                   NOTE 10/1         817315 AW 4  10,329   10,500,000 PRN         SOLE              10,500,000
SERACARE LIFE SCIENCES INC D   COM               81747T 10 4   1,248    1,094,387 SH          SOLE               1,094,387
SPDR GOLD TRUST                GOLD SHS          78463V 10 7  22,914      251,300 SH          SOLE                 251,300
SPDR GOLD TRUST                GOLD SHS          78463V 10 7   6,045       66,300 SH   CALL   SOLE                  66,300
SPDR GOLD TRUST                GOLD SHS          78463V 10 7   5,471       60,000 SH   CALL   SOLE                  60,000
SPDR GOLD TRUST                GOLD SHS          78463V 10 7   1,824       20,000 SH   CALL   SOLE                  20,000
SPDR GOLD TRUST                GOLD SHS          78463V 10 7   1,824       20,000 SH   CALL   SOLE                  20,000
SUN MICROSYSTEMS INC           COM NEW           866810 20 3   3,122      338,580 SH          SOLE                 338,580
SUPERVALU INC                  COM               868536 10 3   1,635      126,250 SH          SOLE                 126,250
UNITED PANAM FINANCIAL CP      COM               911301 10 9     600      168,994 SH          SOLE                 168,994
VMWARE INC                     CL A COM          928563 40 2   5,426      198,966 SH          SOLE                 198,966
WEBMD CORP                     NOTE 1.750% 6/1   94769M AE 5   2,937    2,955,000 PRN         SOLE               2,955,000
WYETH                          COM               983024 10 0   3,199       70,489 SH          SOLE                  70,489
XM SATELLITE RADIO HLDGS INC   NOTE 10.000%12/0  983759 AC 5   8,560    8,679,000 PRN         SOLE               8,679,000


